Acquisitions - Preliminary Purchase Price Allocation for Businesses Acquired (Details) - USD ($) $ in Thousands			6 Months Ended
	Apr. 20, 2023	Feb. 14, 2023	Jul. 31, 2023
Acquisition
Cash, less cash acquired related to GroundCloud ($4,381) and Localz (Nil)			$ 142,700
Contingent consideration			19,550
Net working capital adjustments (receivable) / payable			340
Purchase price consideration			162,590
Allocated to:
Current assets, excluding cash acquired			2,527
Right-of-use assets			144
Current liabilities			(3,479)
Deferred revenue			(1,601)
Lease obligations			(144)
Net tangible assets (liabilities) assumed			(2,553)
Goodwill			84,872
Customer agreements and relationships
Allocated to:
Finite-lived intangible assets acquired			29,400
Existing technology
Allocated to:
Finite-lived intangible assets acquired			48,771
Trade names
Allocated to:
Finite-lived intangible assets acquired			1,100
Non-compete covenants
Allocated to:
Finite-lived intangible assets acquired			1,000
GroundCloud
Acquisition
Cash, less cash acquired related to GroundCloud ($4,381) and Localz (Nil)		$ 136,800	136,843
Contingent consideration			19,550
Net working capital adjustments (receivable) / payable			345
Purchase price consideration			156,738
Allocated to:
Current assets, excluding cash acquired			1,908
Right-of-use assets			144
Current liabilities			(3,252)
Deferred revenue			(136)
Lease obligations			(144)
Net tangible assets (liabilities) assumed			(1,480)
Goodwill			83,918
GroundCloud | Customer agreements and relationships
Allocated to:
Finite-lived intangible assets acquired			29,400
GroundCloud | Existing technology
Allocated to:
Finite-lived intangible assets acquired			42,800
GroundCloud | Trade names
Allocated to:
Finite-lived intangible assets acquired			1,100
GroundCloud | Non-compete covenants
Allocated to:
Finite-lived intangible assets acquired			1,000
Localz Pty Ltd
Acquisition
Cash, less cash acquired related to GroundCloud ($4,381) and Localz (Nil)	$ 5,900		5,857
Net working capital adjustments (receivable) / payable			(5)
Purchase price consideration			5,852
Allocated to:
Current assets, excluding cash acquired			619
Current liabilities			(227)
Deferred revenue			(1,465)
Net tangible assets (liabilities) assumed			(1,073)
Goodwill			954
Localz Pty Ltd | Existing technology
Allocated to:
Finite-lived intangible assets acquired			$ 5,971